Note Payable (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Note Payable #1
Date of Agreement	May 31, 2016	Aug. 13, 2014
Convertible Note	$ 900,000	$ 900,000
Interest Rate	10.00%	10.00%
Due Date	Aug. 01, 2017	Aug. 01, 2017
Interest Accrued	$ 120,082	$ 74,959
Note Payable #2
Date of Agreement	Feb. 21, 2017	Feb. 21, 2017
Convertible Note	$ 20,000	$ 20,000
Interest Rate	8.00%	8.00%
Due Date	Aug. 21, 2017	Aug. 21, 2017
Interest Accrued	$ 969	$ 167